VARIABLE INTEREST ENTITY ('VIE') (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The carrying amount of the VIE’s consolidated assets and liabilities are as follows:

	December 31,	December 31,
	2020	2019
Current assets	$48,484,286	$37,040,733
Property and equipment, net	115,500	162,374
Other non-current assets	20,621,925	13,773,550
Total assets	69,221,711	50,976,657

Total liabilities	(12,728,123)	(12,494,955)

Net assets	$56,493,588	$38,481,702

	December 31,	December 31,
	2020	2019
Current liabilities:
Short-term loans - banks	$2,130,301	$5,819,787
Current maturities of long-term loans – third party	14,117	77,493
Accounts payable	935,588	293,985
Other payables and accrued liabilities	1,580,787	2,058,626
Other payables – related party	22,529	21,072
Operating lease liability - current	300,468	313,460
Customer deposits	941,877	-
Taxes payable	6,802,454	3,525,153
Total current liabilities	12,728,123	12,109,576
Operating lease liabilities	-	372,051
Long-term loans – third party	-	13,328
Total liabilities	$12,728,123	$12,494,955

The summarized operating results of the VIE’s are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Revenues	$30,191,069	$23,834,129	$18,531,178
Gross profit	$13,984,246	$16,302,329	$12,422,502
Income from operations	$10,874,269	$11,153,956	$8,317,465
Net income	$9,831,118	$10,747,395	$7,919,408
Non-controlling interest	$1,242,324	-	-
Net income attributable to VIE’s	$8,588,794	$10,747,395	$7,919,408